UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22930

USCF ETF TRUST

(Exact name of registrant as specified in charter)

1999 Harrison Street, Suite 1530, Oakland, California 94612

(Address of principal executive offices) (Zip code)

Nicholas D. Gerber

1999 Harrison Street, Suite 1530

Oakland, California 94612

(Name and address of agent for service)

Registrant’s telephone number, including area code: (510) 522-9600

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2015

	% of Total Net Assets	Shares	Market Value
Common Stocks	99.9%
Auto Components	6.7%
Gentex Corp./MI	3.3%	8,824	$161,479
Magna International, Inc.	3.4%	3,015	161,785

			323,264

Banks	6.6%
Home BancShares, Inc./AR	3.3%	4,692	159,012
Toronto-Dominion Bank/The	3.3%	3,778	161,887

			320,899

Building Products	3.4%
AO Smith Corp.	3.4%	2,541	166,842

Capital Markets	3.2%
Franklin Resources, Inc.	3.2%	2,987	153,293

Chemicals	6.9%
Cytec Industries, Inc.	3.5%	3,088	166,876
Stepan Co.	3.4%	3,987	166,098

			332,974

Diversified Telecommunication Services	3.3%
TELUS Corp.	3.3%	4,823	160,317

Electric Utilities	3.4%
ITC Holdings Corp.	3.4%	4,393	164,430

Electronic Equipment, Instruments & Components	3.3%
Amphenol Corp. - Class A	3.3%	2,690	158,522

Food Products	6.8%
Cal-Maine Foods, Inc.	3.5%	4,283	167,294
Hain Celestial Group, Inc./The(a)	3.3%	2,525	161,726

			329,020

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2015

Gas Utilities	3.4%
New Jersey Resources Corp.	3.4%	5,336	$165,736

Health Care Equipment & Supplies	3.6%
West Pharmaceutical Services, Inc.	3.6%	2,867	172,622

Health Care Providers & Services	3.3%
DaVita HealthCare Partners, Inc.(a)	3.3%	1,960	159,309

Household Products	3.3%
Colgate-Palmolive Co.	3.3%	2,311	160,245

Insurance	9.9%
Allied World Assurance Co. Holdings AG	3.2%	3,878	156,671
ProAssurance Corp.	3.3%	3,490	160,226
RLI Corp.	3.4%	3,108	162,890

			479,787

Machinery	3.4%
Mueller Industries, Inc.	3.4%	4,562	164,825

Oil, Gas & Consumable Fuels	6.7%
Holly Energy Partners LP(b)	3.4%	5,219	164,085
Magellan Midstream Partners LP(b)	3.3%	2,093	160,554

			324,639

Road & Rail	6.3%
Canadian National Railway Co.	3.2%	2,316	154,871
Union Pacific Corp.	3.1%	1,367	148,060

			302,931

Software	3.2%
Open Text Corp.	3.2%	2,893	153,011

Specialty Retail	3.2%
Tractor Supply Co.	3.2%	1,806	153,618

USCF ETF TRUST

Stock Split Index Fund

Schedule of Investments (Unaudited)

At March 31, 2015

Technology Hardware, Storage & Peripherals	3.3%
Apple, Inc.	3.3%	1,277	$158,897

Textiles, Apparel & Luxury Goods	3.5%
Columbia Sportswear Co.	3.5%	2,764	168,328

Water Utilities	3.2%
American States Water Co.	3.2%	3,941	157,206

Total Common Stocks (Cost $4,547,972)	99.9%		4,830,715

		Face Amount
Short-Term Investment	0.3%
Time Deposit	0.3%
Brown Brothers Harriman & Co., 0.03% due 04/01/2015	0.3%	$15,491	15,491

Total Short-Term Investment (Cost $15,491)	0.3%		15,491

Total Investments (Cost $4,563,463)(c)	100.2%		4,846,206

Liabilities, in Excess of Cash and Other Assets	(0.2)%		(10,760)

Total Net Assets	100.0%		$4,835,446

(a)	Non income producing security.
(b)	Master Limited Partners Holding.
(c)	The aggregate cost of investments for tax purposes was $4,563,463. The net unrealized appreciation was $282,743 which consisted of aggregate gross unrealized appreciation of $389,060 and aggregate gross unrealized depreciation of $106,317.

Summary of Investments by Country^
United States	80.2%
Canada	16.3
Switzerland	3.2
Short-Term Investments	0.3

100.0%

^	As a percentage of total investments. All stocks are listed on U.S. Exchanges.

USCF ETF TRUST

Stock Split Index Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 -	quoted prices in active markets for identical securities.

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

The following is a summary of the inputs used as of March 31, 2015, in valuing the Fund’s investments.

At March 31, 2015	Total	Level I	Level II	Level III
Investments, at value:
Common Stocks:
Auto Components	$323,264	$323,264	$—	$—
Banks	320,899	320,899	—	—
Building Products	166,842	166,842	—	—
Capital Markets	153,293	153,293	—	—
Chemicals	332,974	332,974	—	—
Diversified Telecommunication Services	160,317	160,317	—	—
Electric Utilities	164,430	164,430	—	—
Electronic Equipment, Instruments & Components	158,522	158,522	—	—
Food Products	329,020	329,020	—	—
Gas Utilities	165,736	165,736	—	—
Health Care Equipment & Supplies	172,622	172,622	—	—
Health Care Providers & Services	159,309	159,309	—	—
Household Products	160,245	160,245	—	—
Insurance	479,787	479,787	—	—
Machinery	164,825	164,825	—	—
Oil, Gas & Consumable Fuels	324,639	324,639	—	—
Road & Rail	302,931	302,931	—	—
Software	153,011	153,011	—	—
Specialty Retail	153,618	153,618	—	—
Technology Hardware, Storage & Peripherals	158,897	158,897	—	—
Textiles, Apparel & Luxury Goods	168,328	168,328	—	—
Water Utilities	157,206	157,206	—	—
Short-Term Investment:
Time Deposit	15,491	—	15,491	—

Total Investments, at value	$4,846,206	$4,830,715	$15,491	$—

The Fund recognizes transfers between levels as of the end of the fiscal year. For the period ended March 31, 2015, the Fund did not have any transfers between Level 1, Level 2 and Level 3 securities.

Notes to Schedule of Investments – March 31, 2015 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Securities are valued at closing bid price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in accordance with procedures adopted by the Board of Trustees. Investments in money market mutual funds are stated at net asset value.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Expenses

Expenses of the Trust, which are directly identifiable to the USCF ETF Trust – Stock Split Index Fund (the “Fund”), are applied to the Fund except those expenses paid directly by USCF Advisers LLC (the “Adviser”).

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are calculated on the identified cost basis.

Recently Issued Accounting Pronouncements

In June 2013, the FASB issued Accounting Standards Update No. 2013-08,” Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement and Disclosure Requirements” (“ASU 2013-08”). ASU 2013-08 clarifies the characteristics of an investment company and provides comprehensive guidance for assessing whether an entity is an investment company and for the measurement of non-controlling ownership interests in other investment companies. ASU 2013-08 is effective prospectively for interim or annual periods beginning on or after December 15, 2013. Management does not expect this guidance to have an impact on the financial statements.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USCF ETF TRUST

By:	/s/ Nicholas D. Gerber
Nicholas D. Gerber
President (Principal Executive Officer)

Date: April 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Howard Mah
Howard Mah
Treasurer (Principal Financial Officer)

Date: April 29, 2015